SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSManagement has evaluated subsequent events to determine if events or transaction occurring through the filing date of this Annual Report on Form 10-K require adjustments to or disclosures in the Company’s Consolidated Financial Statements. The Company did not have any subsequent events that required recognition or disclosure in the Consolidated Financial Statements for the year ended December 31, 2021.